Segment Reporting (Schedule Of Segment Reporting Information) (Details) (USD $) In Millions	3 Months Ended												6 Months Ended				12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011		Jun. 30, 2010		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales and operating revenues	$ 941.9		$ 1,017.4	$ 1,309.8	$ 1,002.0	$ 962.3		$ 991.7	$ 1,258.9	$ 938.9	$ 919.7	$ 956.1	$ 1,959.3		$ 1,954.0		$ 4,265.8	$ 4,073.6	$ 4,034.8
Operating income	48.9		65.1	96.9	79.8	90.6		82.9	126.1	65.7	84.5	79.2	114.0		173.5		350.2	355.5	311.1
Interest income	0.5		0.3	0.5	0.8	0.7		0.6	0.9	0.9	1.5	1.5	0.8		1.3		2.6	4.8	14.6
Interest expense	(10.9)		(9.7)	(10.9)	(10.4)	(10.7)		(9.9)	(10.3)	(11.2)	(11.1)	(11.5)	(20.6)		(20.6)		(41.9)	(44.1)	(34.9)
Other loss			(4.1)							(1.6)			(4.1)
Income from continuing operations before income taxes	38.5		51.6	86.5	70.2	80.6		73.6	116.7	53.8	74.9	69.2	90.1		154.2		310.9	314.6	288.4
Plant closing costs													10.2
RadioShack Corporation [Member]
Net sales and operating revenues	927.9					969.1							1,955.5		1,965.7
Operating income	16.3					41.0							36.2		68.3
Interest income	0.2					0.4							0.3		0.5
Interest expense	(14.4)					(14.2)							(28.1)		(27.3)
Other loss													(4.1)
Income from continuing operations before income taxes	2.1					27.2							4.3		41.5
U.S. RadioShack Company Operated Stores [Member]
Net sales and operating revenues	797.8					873.9							1,693.0		1,773.6
Operating income	137.1					161.5							289.1		325.3
All Other Segments [Member]
Net sales and operating revenues	144.1					88.4							266.3		180.4
Operating income	(6.1)	[1]				8.9	[1]						(4.5)	[1]	19.5	[1]
Operating Segments Subtotal [Member]
Operating income	131.0					170.4							284.6		344.8
Unallocated Amount To Segment [Member]
Operating income	(82.1)	[2]				(79.8)	[2]						(170.6)	[2]	(171.3)	[2]
Chinese Manufacturing Operations [Member]
Plant closing costs			$ 8.7										$ 10.2

[1]	Includes a net loss on the closing of our Chinese manufacturing plant of $8.7 million and $10.2 million for the three and six month periods ended June 30, 2011, respectively.
[2]	The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.